Schedule of Investments
RIMROCK CORE BOND FUND	February 28, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS – 15.1%
Aerospace & Defense – 0.4%
Textron Financial Corp.,
(Variable, ICE LIBOR USD 3M + 1.74%), 2.24%, 2/15/42(1)	30,000	23,775
Energy – 3.4%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 6/15/29	40,000	40,251
Antero Resources Corp.,
5.38%, 3/1/30	20,000	20,411
CITGO Petroleum Corp.,
6.38%, 6/15/26	20,000	19,874
ConocoPhillips Co.,
6.95%, 4/15/29 (2)	25,000	31,983
Enterprise Products Operating LLC,
(Variable, ICE LIBOR USD 3M + 2.78%), 3.30%, 6/1/67 (1)	40,000	32,670
Kinder Morgan, Inc.,
4.30%, 3/1/28	35,000	37,333
Magellan Midstream Partners L.P.,
3.25%, 6/1/30 (2)	40,000	39,828
		222,350
Healthcare – 2.8%
HCA, Inc.,
4.13%, 6/15/29 (2)	40,000	41,970
Owens & Minor, Inc.,
4.38%, 12/15/24	75,000	78,002
UnitedHealth Group, Inc.,
2.88%, 8/15/29	20,000	20,272
Zimmer Biomet Holdings, Inc.,
3.55%, 3/20/30 (2)	40,000	40,615
		180,859
Media/Entertainment – 2.2%
Activision Blizzard, Inc.,
3.40%, 6/15/27 (2)	35,000	36,463
Fox Corp.,
4.71%, 1/25/29 (2)	35,000	38,244
Match Group Holdings II LLC,
3.63%, 10/1/31	70,000	65,381
		140,088
Metals/Mining – 1.2%
Barrick North America Finance LLC,
5.75%, 5/1/43 (2)	30,000	37,426
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS - 15.1% continued
Metals/Mining – 1.2%continued
Hecla Mining Co.,
7.25%, 2/15/28	40,000	41,990
		79,416
Real Estate – 0.6%
Equinix, Inc.,
2.50%, 5/15/31(2)	40,000	37,023
Telecom/Cable – 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 6/1/33	40,000	37,559
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29 (2)	55,000	59,847
Comcast Corp.,
4.15%, 10/15/28 (2)	35,000	37,980
Frontier California, Inc.,
6.75%, 5/15/27	40,000	40,749
		176,135
Utilities/Power – 1.8%
FirstEnergy Transmission LLC,
5.45%, 7/15/44	35,000	40,252
4.55%, 4/1/49	20,000	20,631
Florida Power & Light Co.,
3.15%, 10/1/49 (2)	55,000	52,566
		113,449
Total Corporate Bonds
(Cost $1,012,536)		$973,095

COMMERCIAL MORTGAGE BACKED SECURITIES – 28.0%
Government Agency - Interest Only – 20.9%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class X1, 0.88%, 6/25/29(1) (3)	2,692,136	152,362
Freddie Mac Multifamily Structured Pass Through Certificates, Series K151, Class X1, 0.39%, 4/25/30(1) (3)	11,428,426	283,639
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class X1, 0.91%, 4/25/34(1) (3)	2,089,522	171,232

Schedule of Investments
RIMROCK CORE BOND FUND	February 28, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% continued
Government Agency - Interest Only – 20.9%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.58%, 10/25/34(1) (3)	1,496,131	87,758
Freddie Mac Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.96%, 1/25/31(1) (3)	2,615,227	173,378
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class X1, 0.98%, 8/25/36(1) (3)	1,154,592	121,502
FREMF Mortgage Trust, Series 19K-1510, Class X2A, 0.10%, 1/25/34	13,959,174	116,047
FREMF Mortgage Trust, Series 2017-K153, Class X2A, 0.10%, 10/25/31	19,567,283	123,495
FREMF Mortgage Trust, Series 2018-K157, Class X2A, 0.10%, 8/25/33	14,101,227	112,643
		1,342,056
Non Agency – 5.0%
COMM Mortgage Trust, Series 2010-C1, Class D, 5.79%, 7/10/46(1) (3)	135,000	135,401
Commercial Mortgage Trust, Series 2006-GG7, Class AJ, 6.21%, 7/10/38(1) (3)	74,487	61,573
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.48%, 9/15/39(1) (3)	135,000	125,604
		322,578
Non Agency - Interest Only – 2.1%
GS Mortgage Securities Trust, Series 2015-GC32, Class XA, 0.73%, 7/10/48(1) (3)	3,377,663	71,629
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, 1.20%, 10/10/49(1) (3)	563,478	25,009
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XA, 0.98%, 10/15/48(1) (3)	1,510,110	38,655
		135,293
Total Commercial Mortgage Backed Securities
(Cost $1,805,501)		$1,799,927

	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES – 51.0%
Government Agency – 21.2%
Fannie Mae Interest Strip, Series 219, Class 1, 0.00%, 4/25/23(4)	8,737	8,642
Fannie Mae REMIC, Series 1993-236, Class FA, (Floating, U.S. Treasury Yield Curve Rate CMT 10Y - 408.00%, 12.00% Cap), 0.00%, 10/25/23(1) (5)	2,507	2,489
Fannie Mae REMIC, Series 1993-236, Class FB, (Floating, ICE LIBOR USD 1M - 25.13%, 12.00% Cap), 0.00%, 10/25/23(1) (5)	19,500	19,365
Fannie Mae REMIC, Series 2001-29, Class Z, 6.50%, 7/25/31	32,972	36,649
Fannie Mae REMIC, Series 2003-58, Class M, 3.50%, 7/25/33	13,046	13,443
Fannie Mae REMIC, Series 2005-68, Class PG, 5.50%, 8/25/35	54,046	59,212
Fannie Mae REMIC, Series 2006-77, Class PC, 6.50%, 8/25/36	22,879	25,447
Fannie Mae REMIC, Series 2007-22, Class PA, 5.50%, 3/25/37	2,647	2,815
Fannie Mae REMIC, Series 2008-46, Class JA, 4.50%, 5/25/38	22,156	23,059
Fannie Mae REMIC, Series 2010-53, Class ZJ, 5.00%, 7/25/40	32,217	39,239
Fannie Mae REMIC, Series 2011-146, Class LX, 3.50%, 10/25/40	190,000	194,891
Fannie Mae REMIC, Series 2012-17, Class CW, 2.00%, 11/25/30	2,963	2,968
Fannie Mae REMIC, Series 2013-113, Class HA, 3.00%, 11/25/31	315	318
Fannie Mae REMIC, Series 2013-13, Class MA, 4.00%, 1/25/43	88,432	94,783
Fannie Mae REMIC, Series 2016-95, Class LZ, 2.50%, 12/25/46	142,512	130,348
Fannie Mae REMIC, Series 2019-42, Class ZL, 3.00%, 8/25/49	211,774	203,723
Fannie Mae REMIC, Series G93-30, Class B, 0.00%, 8/25/23(4)	2,104	2,087
FHLMC-GNMA, Series 23, Class FE, (Floating, ICE LIBOR USD 1M - 25.13%, 12.00% Cap), 0.00%, 11/25/23(1) (5)	35,778	35,427
Freddie Mac REMIC, Series 2326, Class ZP, 6.50%, 6/15/31	18,881	21,049

Schedule of Investments
RIMROCK CORE BOND FUND	February 28, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 51.0% continued
Government Agency – 21.2%continued
Freddie Mac REMIC, Series 2653, Class SC, (Floating, 6.80% - ICE LIBOR USD 1M, 4.00% Floor, 6.80% Cap), 6.75%, 7/15/33(1)	25,114	26,695
Freddie Mac REMIC, Series 3001, Class MZ, 6.50%, 7/15/35	87,988	118,492
Freddie Mac REMIC, Series 3871, Class JB, 5.50%, 6/15/41	6,068	6,784
Freddie Mac REMIC, Series 3908, Class B, 2.50%, 6/15/39	25,779	25,903
Freddie Mac REMIC, Series 3990, Class GY, 3.50%, 1/15/42	30,000	32,586
Freddie Mac REMIC, Series 4120, Class QB, 1.50%, 10/15/42	6,868	6,641
Freddie Mac REMIC, Series 4146, Class ME, 3.50%, 12/15/42	12,000	12,656
Freddie Mac REMIC, Series 4170, Class TC, 1.63%, 2/15/28	150,018	148,725
Freddie Mac REMIC, Series 4182, Class MB, 1.50%, 5/15/41	4,984	4,932
Freddie Mac REMIC, Series 4286, Class DA, 3.50%, 10/15/30	44,763	46,402
Freddie Mac REMIC, Series 4471, Class GA, 3.00%, 2/15/44	13,984	14,112
		1,359,882
Government Agency - Interest Only – 17.3%
Fannie Mae REMIC, Series 2004-64, Class SW, (Floating, 7.05% - ICE LIBOR USD 1M, 7.05% Cap), 6.86%, 8/25/34(1)	38,054	5,572
Fannie Mae REMIC, Series 2005-12, Class SC, (Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 6.56%, 3/25/35(1)	49,934	7,030
Fannie Mae REMIC, Series 2005-122, Class SE, (Floating, 23.10% - ICE LIBOR USD 1M, 23.10% Cap), 22.45%, 11/25/35(1)	38,352	47,461
Fannie Mae REMIC, Series 2007-88, Class JI, (Floating, 6.45% - ICE LIBOR USD 1M, 6.45% Cap), 6.26%, 4/25/37(1)	239,994	41,017
Fannie Mae REMIC, Series 2010-118, Class LI, 5.50%, 10/25/40	61,767	11,031
Fannie Mae REMIC, Series 2010-147, Class KI, 1.18%, 1/25/41	1,018,336	31,845
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 51.0% continued
Government Agency - Interest Only – 17.3%continued
Fannie Mae REMIC, Series 2011-87, Class SG, (Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 6.36%, 4/25/40(1)	61,039	3,484
Fannie Mae REMIC, Series 2012-70, Class YS, (Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.46%, 2/25/41(1)	1,771	12
Fannie Mae REMIC, Series 2013-103, Class SK, (Floating, 5.92% - ICE LIBOR USD 1M, 5.92% Cap), 5.73%, 10/25/43(1)	40,127	7,352
Fannie Mae REMIC, Series 2016-105, Class SA, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.81%, 1/25/47(1)	28,996	5,024
Fannie Mae REMIC, Series 2016-74, Class GS, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.81%, 10/25/46(1)	42,383	9,374
Fannie Mae REMIC, Series 2018-62, Class SB, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.01%, 9/25/48(1)	206,963	34,403
Fannie Mae REMIC, Series 2020-56, Class DI, 2.50%, 8/25/50	257,284	41,073
Fannie Mae REMIC, Series 2020-60, Class NI, 4.00%, 9/25/50	585,131	98,288
Fannie Mae REMIC, Series 2020-96, Class IB, 3.00%, 1/25/51	82,969	11,400
Fannie Mae REMIC, Series 2021-3, Class JI, 2.50%, 2/25/51	86,942	11,399
Fannie Mae REMIC, Series 2021-50, Class IO, 4.00%, 8/25/51	84,728	14,307
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1522, Class X1, 0.51%, 10/25/36(1) (3)	1,799,416	97,797
Freddie Mac REMIC, Series 2981, Class SU, (Floating, 7.80% - ICE LIBOR USD 1M, 7.80% Cap), 7.61%, 5/15/30(1)	37,278	3,820
Freddie Mac REMIC, Series 3308, Class S, (Floating, 7.20% - ICE LIBOR USD 1M, 7.20% Cap), 7.01%, 3/15/32(1)	31,978	4,031

Schedule of Investments
RIMROCK CORE BOND FUND	February 28, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 51.0% continued
Government Agency - Interest Only – 17.3%continued
Freddie Mac REMIC, Series 3460, Class SA, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.01%, 6/15/38(1)	45,143	6,381
Freddie Mac REMIC, Series 3598, Class JI, 1.30%, 10/15/37(1) (3)	152,673	5,847
Freddie Mac REMIC, Series 3621, Class SB, (Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 6.04%, 1/15/40(1)	34,090	5,511
Freddie Mac REMIC, Series 3621, Class WI, 1.48%, 5/15/37(1) (3)	314,745	14,048
Freddie Mac REMIC, Series 3635, Class IB, 1.20%, 10/15/37(1) (3)	419,667	16,715
Freddie Mac REMIC, Series 3666, Class SC, (Floating, 5.77% - ICE LIBOR USD 1M, 5.77% Cap), 5.58%, 5/15/40(1)	90,884	14,832
Freddie Mac REMIC, Series 4029, Class IM, 4.00%, 4/15/42	18,384	3,175
Freddie Mac REMIC, Series 4106, Class EI, 3.50%, 4/15/41	109,890	8,079
Freddie Mac REMIC, Series 4150, Class DI, 3.00%, 1/15/43	259,605	22,887
Freddie Mac REMIC, Series 4165, Class TI, 3.00%, 12/15/42	463,869	32,585
Freddie Mac REMIC, Series 4194, Class BI, 3.50%, 4/15/43	27,612	4,026
Freddie Mac REMIC, Series 4259, Class DI, 4.00%, 6/15/43	83,005	5,664
Freddie Mac REMIC, Series 4363, Class TI, 1.74%, 10/15/39(1) (3)	193,711	8,793
Freddie Mac REMIC, Series 4415, Class IO, 1.57%, 4/15/41(1) (3)	24,814	1,333
Freddie Mac REMIC, Series 4940, Class PI, 4.00%, 7/25/49	41,256	4,507
Freddie Mac REMIC, Series 5013, Class IN, 2.50%, 9/25/50	827,060	133,581
Freddie Mac REMIC, Series 5014, Class DI, 4.00%, 9/25/50	54,192	8,306
Government National Mortgage Association, Series 2008-7, Class IO, 5.50%, 3/20/37	207,938	15,165
Government National Mortgage Association, Series 2009-88, Class QI, 6.00%, 9/16/39	186,756	6,024
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 51.0% continued
Government Agency - Interest Only – 17.3%continued
Government National Mortgage Association, Series 2010-42, Class BS, (Floating, 6.48% - ICE LIBOR USD 1M, 6.48% Cap), 6.32%, 4/20/40(1)	20,491	3,400
Government National Mortgage Association, Series 2011-H18, Class AI, 1.19%, 8/20/61(1) (3)	28,783	1,344
Government National Mortgage Association, Series 2012-136, Class BI, 3.50%, 11/20/42	251,297	39,551
Government National Mortgage Association, Series 2013-133, Class PI, 5.00%, 2/16/37	56,432	5,342
Government National Mortgage Association, Series 2015-159, Class HS, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.04%, 11/20/45(1)	56,281	9,189
Government National Mortgage Association, Series 2015-168, Class SD, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.04%, 11/20/45(1)	489,442	83,652
Government National Mortgage Association, Series 2016-160, Class GS, (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.94%, 11/20/46(1)	61,689	13,757
Government National Mortgage Association, Series 2017-130, Class YI, 4.00%, 4/20/45	652,242	65,064
Government National Mortgage Association, Series 2020-123, Class IL, 2.50%, 8/20/50	484,343	66,505
Government National Mortgage Association, Series 2020-77, Class EI, (Floating, 122.00% - ICE LIBOR USD 1M, 1.00% Cap), 1.00%, 8/20/49(1)	815,733	24,103
		1,115,086
Non Agency – 12.5%
Banc of America Mortgage Trust, Series 2003-H, Class 3A1, 2.75%, 9/25/33(1) (3)	107,880	108,723
Bear Stearns ALT-A Trust, Series 2004-1, Class 2A2, 2.77%, 2/25/34(1) (3)	40,771	41,189

Schedule of Investments
RIMROCK CORE BOND FUND	February 28, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 51.0% continued
Non Agency – 12.5%continued
Bear Stearns ARM Trust, Series 2003-6, Class 1A2, 3.32%, 8/25/33(1) (3)	43,242	44,542
CHL Mortgage Pass Through Trust, Series 2004-22, Class A3, 2.69%, 11/25/34(1) (3)	75,517	75,875
CHL Mortgage Pass Through Trust, Series 2004-HYB3, Class 2A, 1.98%, 6/20/34(1) (3)	41,753	42,488
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class 2A2, 2.46%, 11/25/32(1) (3)	82,291	82,941
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR12, Class 2A1, 4.37%, 4/25/33(1) (3)	15,217	15,558
CSFB Mortgage-Backed Pass Through Certificates, Series 2003-AR24, Class 2A4, 2.53%, 10/25/33(1) (3)	104,032	103,220
GRMT Mortgage Loan Trust, Series 2001-1A, Class A5, 6.65%, 7/20/31	32,752	32,878
IndyMac INDX Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 2.98%, 3/25/35(1) (3)	39,574	39,826
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1, 2.27%, 11/25/33(1) (3)	12,161	12,319
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A2, 2.39%, 7/25/35(1) (3)	44,384	45,226
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1, 2.82%, 12/25/34(1) (3)	42,404	41,743
Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-26A, Class 7A, 2.23%, 9/25/33	32,289	33,232
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A11, 2.60%, 7/25/34(1) (3)	33,483	33,258
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A3, 2.60%, 7/25/34(1) (3)	51,285	50,940
		803,958
Total Residential Mortgage Backed Securities
(Cost $3,196,901)		$3,278,926

	PRINCIPAL AMOUNT	VALUE (in USD)
OTHER STRUCTURED PRODUCTS – 0.2%
Other Structured Products – 0.2%
Marlette Funding Trust, Series 2017-3A, Class D, 5.03%, 12/15/24	10,732	10,757
Total Other Structured Products
(Cost $10,752)		$10,757

U.S. GOVERNMENT OBLIGATIONS – 5.3%
U.S. Treasury Notes – 5.3%
0.50%, 11/30/23	50,000	49,211
0.63%, 10/15/24	300,000	292,547
		341,758
Total U.S. Government Obligations
(Cost $349,757)		$341,758

	NUMBER OF SHARES	VALUE (in USD)
SHORT TERM INVESTMENT FUND – 5.8%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 0.01%(6)	374,297	374,297
Total Short Term Investment Fund
(Cost $374,297)		$374,297

Total Investments – 105.4%
(Cost $6,749,744)		$6,778,760

REVERSE REPURCHASE AGREEMENTS – (6.6%)
J.P. Morgan Securities, 0.25%, due 3/22/22 (dated 2/22/22; collaterized by Barrick North America Finance LLC, 5.75%, due 5/1/43 and value $37,357)(2)	(36,178)	(36,178)
J.P. Morgan Securities, 0.25%, due 3/22/22 (dated 2/22/22; collaterized by ConocoPhillips Co., 6.95%, due 4/15/29 and value $31,944)(2)	(30,680)	(30,680)
J.P. Morgan Securities, 0.25%, due 3/22/22 (dated 2/22/22; collaterized by Equinix, Inc., 2.5%, due 5/15/31 and value $36,990)(2)	(35,777)	(35,777)
J.P. Morgan Securities, 0.25%, due 3/22/22 (dated 2/22/22; collaterized by Fox Corp., 4.709%, due 1/25/29 and value $38,200)(2)	(36,442)	(36,442)

Schedule of Investments
RIMROCK CORE BOND FUND	February 28, 2022 (UNAUDITED)
REVERSE REPURCHASE AGREEMENTS - (6.6%) continued
J.P. Morgan Securities, 0.25%, due 3/22/22 (dated 2/22/22; collaterized by Magellan Midstream Partners L.P., 3.25%, due 6/1/30 and value $39,780)(2)	(38,259)	(38,259)
J.P. Morgan Securities, 0.25%, due 3/4/22 (dated 2/4/22; collaterized by Comcast Corp., 4.15%, due 10/15/28 and value $37,937)(2)	(36,876)	(36,876)
J.P. Morgan Securities, 0.25%, due 3/4/22 (dated 2/4/22; collaterized by Florida Power & Light Co., 3.15%, due 10/1/49 and value $52,429)(2)	(52,103)	(52,103)
J.P. Morgan Securities, 0.3%, due 3/4/22 (dated 2/4/22; collaterized by Activision Blizzard, Inc., 3.4%, due 6/15/27 and value $36,429)(2)	(34,727)	(34,727)
J.P. Morgan Securities, 0.3%, due 3/4/22 (dated 2/4/22; collaterized by Zimmer Biomet Holdings, Inc., 3.55%, due 3/20/30 and value $40,555)(2)	(40,100)	(40,100)
J.P. Morgan Securities, 0.4%, due 3/4/22 (dated 2/4/22; collaterized by HCA, Inc., 4.125%, due 6/15/29 and value $41,922)(2)	(34,125)	(34,125)
J.P. Morgan Securities, 0.45%, due 3/22/22 (dated 2/22/22; collaterized by Charter Communications Operating LLC, 5.05%, due 3/30/29 and value $59,785)(2)	(48,704)	(48,704)
Total Reverse Repurchase Agreements
(Cost $(423,971))		$(423,971)
Other Assets less Liabilities – 1.2%		77,089
NET ASSETS – 100.0%		$6,431,878

(1)	Variable rate security. Rate as of February 28, 2022 is disclosed.
(2)	All or a portion of this security was pledged as collateral for reverse repurchase agreements. The total value of pledged collateral was $453,328, which represented 7.05% of the net assets of the fund.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Zero coupon bond.
(5)	Zero coupon bond - interest rate reflects effective yield on the date of purchase.
(6)	7-day current yield as of February 28, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ARM - Adjustable Rate Mortgage

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

GNMA - Government National Mortgage Association

ICE - Intercontinental Exchange

IO - Interest Only

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar
Percentages shown are based on Net Assets.
At February 28, 2022, the Fund had open futures contracts as follows:
TYPE	NO. OF CONTRACTS	NOTIONAL AMOUNT	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APP/(DEP)
10-Year U.S. Treasury Note	11	$1,401,813	Long	6/22	$13,492
Ultra U.S. Treasury Bond	2	371,875	Long	6/22	5,108
Total					$18,600

Schedule of Investments
RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	February 28, 2022 (UNAUDITED)
At February 28, 2022, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	5.5%
AAA	63.3
AA	4.4
A	8.3
BBB	11.2
BB	5.8
B	0.6
CCC	0.9
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of February 28, 2022:
INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds(1)	$—	$973,095	$—	$973,095
Commercial Mortgage Backed Securities	—	1,799,927	—	1,799,927
Residential Mortgage Backed Securities	—	3,278,926	—	3,278,926
Other Structured Products	—	10,757	—	10,757
U.S. Government Obligations	341,758	—	—	341,758
Short Term Investment Fund	374,297	—	—	374,297
INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Liabilities:
Reverse Repurchase Agreements	$—	$(423,971)	$—	$(423,971)
Total Investments	$716,055	$5,638,734	$—	$6,354,789
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$18,600	$—	$—	$18,600

(1)	Classifications as defined in the Schedule of Investments.

	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS – 82.5%
Chemicals/Paper/Packaging – 8.7%
Klabin Austria GmbH,
7.00%, 4/3/49	200,000	207,706
OCP S.A.,
5.13%, 6/23/51	200,000	161,962
Sasol Financing U.S.A. LLC,
4.38%, 9/18/26	200,000	195,869
		565,537
Energy – 7.1%
Geopark Ltd.,
6.50%, 9/21/24	250,000	254,174
Petroleos Mexicanos,
6.88%, 8/4/26	200,000	212,090
		466,264
Financials – 17.1%
Banco Mercantil del Norte S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 6.75%, 9/27/24 (1) (2)	200,000	197,670
Bancolombia S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.94%), 4.63%, 12/18/29 (1)	200,000	191,827
BBVA Bancomer S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 1/18/33 (1)	200,000	193,082
Itau Unibanco Holding S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22 (1) (2)	300,000	297,073
Movida Europe S.A.,
5.25%, 2/8/31	200,000	167,386

1

Schedule of Investments
RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	February 28, 2022 (UNAUDITED)
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS - 82.5% continued
Financials – 17.1%continued
Tinkoff Bank JSC Via TCS Finance Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.15%), 6.00%, 12/20/26 (1) (2)	200,000	70,000
		1,117,038
Food & Beverage – 11.8%
Grupo Bimbo S.A.B. de C.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.28%), 5.95%, 4/17/23 (1) (2)	200,000	202,461
JBS U.S.A. LUX S.A./JBS U.S.A. Finance, Inc.,
6.75%, 2/15/28	200,000	210,740
Kernel Holding S.A.,
6.50%, 10/17/24	200,000	75,400
MHP Lux S.A.,
6.95%, 4/3/26	200,000	77,204
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	200,000	206,949
		772,754
Manufacturing/Industrials – 11.9%
Adani Ports & Special Economic Zone Ltd.,
5.00%, 8/2/41	200,000	192,947
Cemex S.A.B. de C.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.53%), 5.13%, 6/8/26 (1) (2)	200,000	192,767
KOC Holding A.S.,
6.50%, 3/11/25	200,000	203,451
Limak Iskenderun Uluslararasi Liman Isletmeciligi A.S.,
9.50%, 7/10/36	200,000	187,722
		776,887
Metals/Mining – 3.2%
CSN Inova Ventures,
6.75%, 1/28/28	200,000	207,760
Real Estate – 6.3%
CIBANCO S.A. Institucion de Banca Multiple Trust CIB,
4.38%, 7/22/31	200,000	179,903
Trust Fibra Uno,
4.87%, 1/15/30	200,000	198,326
	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS - 82.5% continued
Real Estate – 6.3%continued
Yuzhou Group Holdings Co. Ltd.,
8.30%, 5/27/25	200,000	34,360
		412,589
Telecom/Cable – 13.3%
Colombia Telecomunicaciones S.A. ESP,
4.95%, 7/17/30	200,000	184,305
CT Trust,
5.13%, 2/3/32	200,000	200,669
Network i2i Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.27%), 5.65%, 1/15/25 (1) (2)	250,000	251,900
Sable International Finance Ltd.,
5.75%, 9/7/27	226,000	231,367
		868,241
Utilities/Power – 3.1%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia SpA,
5.38%, 12/30/30	250,000	203,939
Total Corporate Bonds
(Cost $6,245,658)		$5,391,009

	NUMBER OF SHARES	VALUE (in USD)
SHORT TERM INVESTMENT FUND – 14.4%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 0.01%(3)	936,557	936,557
	Total Short Term Investment Fund
	(Cost $936,557)	$936,557

	Total Investments – 96.9%
	(Cost $7,182,215)	$6,327,566
	Other Assets less Liabilities – 3.1%	204,433
	NET ASSETS – 100.0%	$6,531,999

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	7-day current yield as of February 28, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

5Y - 5 Year

CIB - Corporate and Investment Bank

2

Schedule of Investments
RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	February 28, 2022 (UNAUDITED)

CMT - Constant Maturity

LLC - Limited Liability Company

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Spanish: Variable Stock Corporation)
Percentages shown are based on Net Assets.
At February 28, 2022, the Fund had open futures contracts as follows:
TYPE	NO. OF CONTRACTS	NOTIONAL AMOUNT	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED APP/(DEP)
10-Year U.S. Treasury Note	(2)	$(254,875)	Short	6/22	$(2,438)
At February 28, 2022, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	14.8%
BBB	6.2
BB	51.1
B	27.9
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of February 28, 2022:
INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds(1)	$—	$5,391,009	$—	$5,391,009
Short Term Investment Fund	936,557	—	—	936,557
Total Investments	$936,557	$5,391,009	$—	$6,327,566
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(2,438)	$—	$—	$(2,438)

(1)	Classifications as defined in the Schedule of Investments.

3